CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Aug. 31, 2014	Aug. 31, 2013
Cash flows from operating activities
Net loss	$ (3,892,381)	$ (4,272,532)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	6,103	6,143
Stock based compensation expense	788,396	334,305
Reversal of stock based compensation expense due to forfeiture of stock options	(356,973)	(10,075)
Warrants issued to note holder		1,059,038
Accretion of debt discount	686,320	999,485
Changes in operating assets and liabilities:
Decrease (increase) in deferred research and development costs		(117,405)
Decrease (increase) in prepaid expenses and other current assets	8,122	5,854
Increase (decrease) in accounts payable	21,883	58,953
Increase (decrease) in accrued liabilities	193,151	30,325
Net cash used in operating activities	(2,545,379)	(1,905,909)
Cash flows from investing activity
Purchase of equipment	(16,877)
Net cash used in investing activity	(16,877)
Cash flows from financing activities
Proceeds from the issuance of common stock, exercise of warrants and stock options, net		1,206,484
Proceeds from promissory notes	3,000,000
Net cash provided by financing activities	3,000,000	1,206,484
Increase (decrease) in cash and cash equivalents	437,744	(699,425)
Cash and cash equivalents at beginning of period	347,493	1,046,918
Cash and cash equivalents at end of period	785,237	347,493
Supplemental disclosure of cash flow information:
Interest paid in cash
Income taxes paid in cash
Supplemental disclosure of non-cash transactions:
Debt discount recorded for value of warrants issued	1,137,149
Debt discount recorded for beneficial conversion feature	1,862,851
Common stock issued for conversion of note payable		$ 1,056,556